Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 5,840	$ 6,166	$ 6,329
Short-term fixed income investments	20
Fixed deposits		64	53
Overdrafts	203	183	291
Undrawn committed bank facilities	6,875
Total financial liabilities, undiscounted cash flows	62,488	64,071	66,119
Derivative financial instruments	156	93	79
Derivative financial instruments	116	87	83
Effect of interest	(8,352)	(8,019)	(8,635)
Effect of discounting, fair values and issue costs	(630)	(3,414)	(2,893)
Financial instruments after effects of interest and discounting, fair values and issue costs	53,506	52,638	54,591
Issue of Ordinary Shares	34	29	27,214
Contingent consideration	2,137	2,222	2,865	$ 3,323
Borrowings	28,622	29,232	30,781
Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(93)	48	(6)
Effect of interest	(55)	(22)	(26)
Effect of discounting, fair values and issue costs	(2)	70	(29)
Financial instruments after effects of interest and discounting, fair values and issue costs	(150)	96	(61)
Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(14,946)	(15,062)	(14,555)
Effect of interest	589	227	299
Effect of discounting, fair values and issue costs	44	63	(36)
Financial instruments after effects of interest and discounting, fair values and issue costs	(14,313)	(14,772)	(14,292)
Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	14,853	15,110	14,549
Effect of interest	(644)	(249)	(325)
Effect of discounting, fair values and issue costs	(46)	7	7
Financial instruments after effects of interest and discounting, fair values and issue costs	14,163	14,868	14,231
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	62,581	64,023	66,125
Effect of interest	(8,297)	(7,997)	(8,609)
Effect of discounting, fair values and issue costs	(628)	(3,484)	(2,864)
Financial instruments after effects of interest and discounting, fair values and issue costs	53,656	52,542	54,652
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	542	365	387
Effect of interest	(27)	(15)
Financial instruments after effects of interest and discounting, fair values and issue costs	515	350	387
Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	35,417	36,024	38,158
Effect of interest	(8,270)	(7,982)	(8,609)
Effect of discounting, fair values and issue costs	(168)	(113)	(142)
Financial instruments after effects of interest and discounting, fair values and issue costs	26,979	27,929	29,407
Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,279	1,025	1,076
Effect of discounting, fair values and issue costs	(151)	(72)	(89)
Financial instruments after effects of interest and discounting, fair values and issue costs	1,128	953	987
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	25,343	26,609	26,504
Effect of discounting, fair values and issue costs	(309)	(3,299)	(2,633)
Financial instruments after effects of interest and discounting, fair values and issue costs	25,034	23,310	23,871
Due within one year
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	28,789	25,489	21,639
Borrowings	5,400
Due within one year | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	64	33	8
Due within one year | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(11,302)	(12,445)	(11,766)
Due within one year | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	11,366	12,478	11,774
Due within one year | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	28,725	25,456	21,631
Due within one year | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	542	365	387
Due within one year | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,469	5,777	1,981
Due within one year | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	313	249	256
Due within one year | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	22,401	19,065	19,007
Years 1 and 2
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	4,521	7,593	8,389
Years 1 and 2 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	14	66	11
Years 1 and 2 | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(100)	(1,012)	(55)
Years 1 and 2 | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	114	1,078	66
Years 1 and 2 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,507	7,527	8,378
Years 1 and 2 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,764	5,233	5,647
Years 1 and 2 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	261	208	210
Years 1 and 2 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,482	2,086	2,521
Years 2 and 3
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	4,148	3,656	7,093
Years 2 and 3 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	15	4	19
Years 2 and 3 | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(164)	(34)	(1,060)
Years 2 and 3 | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	179	38	1,079
Years 2 and 3 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,133	3,652	7,074
Years 2 and 3 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,137	2,608	5,242
Years 2 and 3 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	208	172	163
Years 2 and 3 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	788	872	1,669
Years 3 and 4
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	2,952	3,706	3,587
Years 3 and 4 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(41)		4
Years 3 and 4 | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(924)	(103)	(35)
Years 3 and 4 | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	883	103	39
Years 3 and 4 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,993	3,706	3,583
Years 3 and 4 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,230	2,983	2,591
Years 3 and 4 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	138	128	130
Years 3 and 4 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	625	595	862
Years 4 and 5
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	3,944	2,168	3,292
Years 4 and 5 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	22	3	(7)
Years 4 and 5 | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(949)	(32)	(118)
Years 4 and 5 | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	971	35	111
Years 4 and 5 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,922	2,165	3,299
Years 4 and 5 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,822	1,267	2,970
Years 4 and 5 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	88	84	96
Years 4 and 5 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	12	814	233
Later than five years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	18,134	21,459	22,119
Later than five years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(167)	(58)	(41)
Later than five years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(1,507)	(1,436)	(1,521)
Later than five years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	1,340	1,378	1,480
Later than five years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	18,301	21,517	22,160
Later than five years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	17,995	18,156	19,727
Later than five years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	271	184	221
Later than five years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	35	$ 3,177	$ 2,212
Maturing July 2024 | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Borrowings	2,000
Due February 2025
Maturity analysis of financial liabilities
Undrawn committed bank facilities	2,000
Due April 2026
Maturity analysis of financial liabilities
Undrawn committed bank facilities	4,900
Due April 2029
Maturity analysis of financial liabilities
Undrawn committed bank facilities	4,875
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued	4,855
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued	$ 19,959